Vessels and other equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance, Historical Cost	$ 716,672	$ 713,382
Additions	8	3,290
Ending Balance, Historical Cost	716,680	716,672
Depreciation for the year	(20,819)	(21,170)
Accumulated depreciation	(97,060)	(76,241)
Vessel, net	619,620	640,431
Vessel [Member]
Beginning Balance, Historical Cost	706,898	706,715
Additions	8	183
Ending Balance, Historical Cost	706,906	706,898
Depreciation for the year	(19,398)	(19,393)
Accumulated depreciation	(89,662)	(70,264)
Vessel, net	617,244	636,634
Dry Docking [Member]
Beginning Balance, Historical Cost	9,774	6,667
Additions	0	3,107
Ending Balance, Historical Cost	9,774	9,774
Depreciation for the year	(1,421)	(1,777)
Accumulated depreciation	(7,398)	(5,977)
Vessel, net	$ 2,376	$ 3,797